Commitments and Contingencies - Future Minimum Lease Payments under Non-cancelable Operating Leases (Detail)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future minimum annual rent commitments, net, 2016	$ 275,566
Future minimum annual rent commitments, net, 2017	162,438
Future minimum annual rent commitments, net, 2018	28,732
Future minimum annual rent commitments, net	$ 466,736